Financial Risk Management and Financial Instruments - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest income	€ 692	€ 1,812	€ 10,056
Exchange rate gains	59,026		7,747
Total finance income	59,718	1,812	17,803
Finance expenses
Interest expenses	3,911	1,918	1,221
Exchange rate losses		78,924
Total finance expenses	€ 3,911	€ 80,842	€ 1,221